Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Operating Income Expenses [abstract]
Interest income, calculated using the effective interest rate method	$ 7,136	$ 7,826